Financial risk management and impairment of financial assets	6 Months Ended
Jun. 30, 2022
Financial risk management and impairment of financial assets
Financial risk management and impairment of financial assets

15Financial risk management and impairment of financial assets

The Group’s activities expose it to a variety of financial risks including market risk, credit risk, foreign exchange risk and liquidity risk.

Credit risk

Credit risk is the risk of financial loss to the Group if a counterparty to a financial instrument fails to meet its contractual obligations, arising principally from prepayments to suppliers and deposits with the Group’s bank.

Also included in Cash at bank is £8,235 thousand deemed to be restricted as at June 30, 2022.

The carrying amount of financial assets represents the maximum credit exposure. Therefore, the maximum exposure to credit risk at the balance sheet date was £9,248 thousand (December 31, 2021: £672 thousand) being the total of the carrying amount of financial assets, including contractual receivables but excluding R&D tax credits receivables and cash.

The allowance account of trade receivables is used to record impairment losses unless the Group is satisfied that no recovery of the amount owing is possible; at that point the amounts considered irrecoverable are written off against the trade receivables directly. The Group provides for impairment losses based on estimated irrecoverable amounts determined by reference to specific circumstances and the experience of management of debtor default in the industry.

On that basis, the loss allowance as at June 30, 2022 and December 31, 2021 was determined as £nil for trade receivables.

Market risk

Market risk is the risk that changes in market prices, such as foreign exchange rates, interest rates and equity prices will affect the Group’s financial position. The Group’s principal exposure to market risk is exposure to foreign exchange rate fluctuations. There are currently no currency forwards, options, or swaps to hedge this exposure.

15Financial risk management and impairment of financial assets (continued)

Foreign exchange risk

The Group is exposed to foreign exchange risk arising from exposure to various currencies in the ordinary course of business. The Group received funding in USD, and subsequently holds cash in both USD and GBP. The majority of the Group’s trading costs are in GBP. The Group also has supply contracts denominated in USD and EUR. The Group holds sufficient cash in both USD and GBP to satisfy its trading costs in each of these currencies. The Company may be exposed to material foreign exchange risk in subsequent period as a result of the significance of the USD denominated Convertible Senior Secured Notes in particular relative to USD cash deposits held (which were $47,999 thousand at June 30, 2022) and which are expected to decline as expenses are incurred until future funding is secured.

Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Group’s management uses short and long-term cash flow forecasts to manage liquidity risk. Forecasts are supplemented by sensitivity analysis which is used to assess funding adequacy for at least a 12-month period. The Company manages its cash resources to ensure it has sufficient funds to meet all expected demands as they fall due.

Maturity analysis

		Between 2 and 5	After more than
	Within 1 year	years	5 years	Total
30 June 2022	£ 000	£ 000	£ 000	£ 000
Trade and other payables	9,785	6,730	—	16,515
Lease liabilities	426	1,515	168	2,109
Convertible senior secured notes	—	92,450	—	92,450
	10,211	100,695	168	111,074

31 December 2021
Trade and other payables	40,227	5,975	—	46,202
Lease liabilities	362	1,343	237	1,942
Convertible senior secured notes	—	112,799	—	112,799
	40,589	120,117	237	160,943

Capital management

The Group’s objective when managing capital is to ensure the Group continues as a going concern; and grows in a sustainable manner. Given the ongoing development of eVTOL aircraft with minimal revenues, the Group relies on funding raised from the Business Combination transaction and other equity investors. Cash flow forecasting is performed on a regular basis which includes rolling forecasts of the Group’s liquidity requirements to ensure that the Group has sufficient cash to meet operational needs.